SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
24. SHARE-BASED COMPENSATION
On December 19, 2017, the Company adopted the 2017 Share Incentive Plan (“the 2017 Plan”), which allows the compensation committee to grant options and restricted share units (“RSU”) of the Company to its directors, employees, and etc. (collectively, the “Grantees”) to acquire ordinary shares of the Company at an exercise price as determined by the Compensation Committee at the time of grant. The 2017 Plan was amended and restated in its entirety in March 2019 and referred to as the 2019 Plan. The awards granted and outstanding under the 2017 Plan survive the termination of the 2017 Plan and remain effective and binding under the 2019 Plan. According to the 2019 Plan, 227,401,861 ordinary shares were authorized and reserved for the issuance.
Since adoption of the 2017 Plan, the Company granted options and RSUs to employees. All options and RSUs granted have a contractual term of six years from the grant date, and the vest over a period of four years of continuous service, half (1/2) of which vest upon the second anniversary of the stated vesting commencement date and one-fourth
(1/4) of the remaining will vest upon the third and fourth anniversaries of the stated vesting commencement date. Under the option plan, options are exercisable subject to the grantee’s continuous service.
The Company accounted for the share-based compensation costs on a straight-line bases over the requisite service period for the award based on the fair value on their respectively grant date.
On December 19, 2017, June 30, 2018, November 28, 2018, and January 31, 2019 the Company granted 73,225,200, 12,021,500, 5,540,000 and 4,968,000 stock options to its directors and employees, respectively. In addition, on December 19, 2017, November 28, 2018 and January 31, 2019, the Company granted 5,000,000, 19,800,000 and 14,925,000 RSUs to its directors and employees, respectively. On May 3, 2019, the Company granted 720,000 stock options to its two independent directors. In addition, on May 3, 2019, the Company was authorized by its Board of Directors to grant stock options and RSUs to non-employees
under the 2019 Plan, and granted total 10,409,050 stock options and 3,332,040 RSUs to non-employees
by batches during the year ended December 31, 2019.
On January 1 2020, the Company granted 356,210 and 49,964,000 RSUs to its two external consultants and employees, respectively. In addition, on July 1, 2020, the Company granted 13,890,000 RSUs to its directors and employees.
(a) Options
The following table sets forth the stock options activity for the years ended December 31, 2018, 2019 and 2020:

	Number of shares	Weighted- average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$		000’US$
Outstanding as of December 31, 2018	87,112,400	0.12	5.09	60,399

Granted	16,097,050	0.61
Forfeited	(7,954,980)	0.31
Exercised	(1,407,920)	0.09

Outstanding as of December 31, 2019	93,846,550	0.19	3.77	30,442

Granted	—	—
Forfeited	(16,014,140)	0.11
Exercised	(9,151,290)	0.10
Expired	(115,200)	0.14

Outstanding as of December 31, 2020	68,565,920	0.22	2.65	2,826

Vested and expected to vest as of December 31, 2020	68,565,920

Exercisable as of December 31, 2020	53,535,110	—	—	—

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock at each reporting date (December 31, 2019: US$0.46, December 31, 2020: US$ 0.19).
The Group uses the Binominal option pricing model to estimate the fair value of stock options. The assumptions used to value the Company’s options grants were as follow:

	2019	2020
Exercise price (US$)	0.1~0.7	N/A
Exercise multiple	2.2~2.8	N/A
Risk-free interest rate	1.68%~2.47%	N/A
Expected term (in years)	6	N/A
Expected dividend yield	—	N/A
Expected volatility	39.91%~41.29%	N/A
Expected forfeiture rate (post-vesting)	0%/5%	N/A

Fair value of the underlying shares on the date of options grants (US$)	0.46~1.42	N/A
Fair value of share option (US$)	0.11~1.32	N/A
Risk-free interest rate is estimated based on the yield curve of US Sovereign Bond as of the option valuation date. The expected volatility at the grant date and each option valuation date is estimated based on annualized standard deviation of daily stock price return of comparable companies with a time horizon close to the expected expiry of the term of the options. The Company has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the options.
Share-based compensation expense is recorded on a straight-line basis over the requisite service period, which is generally four years from the date of grant. The Company recognized share-based compensation expenses of RMB48,298, RMB66, 190 and RMB52,870 for share options granted under the 2017 Plan and the 2019 Plan in the Consolidated Statements of Comprehensive Loss for the years ended 2018, 2019 and 2020, respectively.
As of December 31, 2019 and 2020, there was RMB137,487 and RMB40,192, respectively, in total unrecognized compensation expense, related to unvested share options, which is expected to be recognized over a weighted average period of 1.97 and 0.8 years, respectively. The unrecognized compensation expense may be adjusted for future changes in actual forfeitures.
(b) Restricted share units
A summary of activities of the service-based RSUs for the years ended December 31, 2018, 2019 and 2020 is presented below:

	Number of RSUs	Weighted-Average Grant-Date Fair Value
		US$
Unvested at December 31, 2018	24,800,000	0.74

Granted	18,257,040	0.68
Vested	(3,036,290)
Forfeited	(3,185,900)

Unvested at December 31, 2019	36,834,850	0.76

Granted	64,210,210	0.43
Vested	(954,960)
Forfeited	(51,629,000)
Expired	(500,000)

Unvested at December 31, 2020	47,961,100	0.63

The fair value of each restricted share units granted with service conditions is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.
As of December 31, 2019 and 2020 3,036,290 RSUs and 954,960 RSUs were vested.
For the years ended December 31, 2018, 2019 and 2020, total share-based compensation expenses recognized by the Group for the RSUs granted were RMB6,002, RMB62,007 and RMB45,508, respectively.
As of December 31, 2019 and 2020, there was RMB138,441 and RMB112,376 in total unrecognized compensation expense, related to unvested RSUs, which is expected to be recognized over a weighted average period of 2.60 and 2.51 years, respectively.